Borrowings - Borrowings by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total debt	$ 817,958	$ 635,396	$ 723,339